Share-Based Compensation - SARs movement (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) EquityInstruments $ / shares	Dec. 31, 2019 USD ($) EquityInstruments $ / shares	Dec. 31, 2018 USD ($) EquityInstruments $ / shares
Number of awards
Vested but not exercised	2,185,148
SARs
Number of awards
Outstanding at beginning of the year	2,630,173	2,372,163
Granted during the year		326,454
Exercised during the year		(15,774)
Forfeited during the year	(1,085)	(36,198)
Expired during the year	(176,610)	(16,472)
Outstanding at end of the year	2,452,478	2,630,173	2,372,163
Weighted average exercise price per share
Outstanding at the beginning of the year | $ / shares	$ 14.46	$ 14.51
Exercised during the year | $ / shares		8.88
Outstanding at end of the year | $ / shares	$ 14.44	14.46	$ 14.51
Weighted average share price at the date of exercise
Exercised during the year | $ / shares		$ 11.25
Weighted average contractual life
Weighted average contractual life	5 years 5 months 19 days	6 years 6 months 11 days	7 years 2 months 1 day
Aggregate fair value
Outstanding at the beginning of the year | $	$ 11,367	$ 9,839
Granted during the year | $		1,845
Exercised during the year | $		(37)
Forfeited during the year | $	(6)	(202)
Expired during the year | $	(838)	(78)
Outstanding at the end of the year | $	$ 10,523	$ 11,367	$ 9,839